Leases (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Leases [Abstract]
Weighted average remaining lease terms	1 year 6 months				1 year 6 months
Weighted average discount rate	7.00%				7.00%
ROU assets	¥ 1,580,414		¥ 538,987		$ 219,856
Lease liabilities	1,500,171		432,474		$ 208,693
Lease expenses	¥ 1,299,457	$ 182,464	¥ 1,431,155	¥ 4,225,631